Income Tax - Schedule of Net Deferred Tax Assets (Liabilities) (Details)	6 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Deferred Tax Assets and Liabilities, Net [Abstract]
Balance at beginning of the period	$ (224,015)		$ (50,156)
Deferred income tax benefit	435,768	$ 56,021	346,058
Balance at end of the period	$ 211,753		$ 295,902